Performance Management - NORTHERN TRUST EQUITY INCOME ETF	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]
The Fund is adopting the performance of the Income Equity Fund series of the Trust (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the predecessor mutual fund’s performance from year to year (represented by the performance of the predecessor mutual fund’s Shares Class), and (B) how the average annual total returns of the predecessor mutual fund (represented by the performance of the predecessor mutual fund’s Shares Class) compare to those of a broad-based securities market index. Performance for the predecessor mutual fund’s Shares Class has not been adjusted to reflect the Fund’s current expenses, which are lower than those of the predecessor mutual fund’s Shares Class. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund’s (and predecessor mutual fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund will be available and may be obtained on the Fund’s website at etfs.ntam.northerntrust.com or by calling 1‑855‑353‑9383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and predecessor mutual fund’s) past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the predecessor mutual fund’s performance from year to year (represented by the performance of the predecessor mutual fund’s Shares Class), and (B) how the average annual total returns of the predecessor mutual fund (represented by the performance of the predecessor mutual fund’s Shares Class) compare to those of a broad-based securities market index.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]
* The predecessor mutual fund’s year to date total return for the nine months ended September 30, 2026 was 14.06%. For the periods shown in the bar chart above, the predecessor mutual fund’s highest quarterly return was 19.18% in the second quarter of 2020, and its lowest quarterly return was (22.67)% in the first quarter of 2020.

Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2025
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Explanation after Tax Higher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Availability Website Address [Text]	etfs.ntam.northerntrust.com
Performance Availability Phone [Text]	1‑855‑353‑9383
NORTHERN TRUST EQUITY INCOME ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year to date total return
Bar Chart, Year to Date Return	14.06%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highestquarterly return
Highest Quarterly Return	19.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020